Intangible assets, airport concessions and goodwill - Net - Allocation of goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure by geographical areas:
Goodwill	$ 2,944,756	$ 2,623,663
Aerostar
Disclosure by geographical areas:
Goodwill	859,989	993,040
Airplan
Disclosure by geographical areas:
Goodwill	1,412,229	$ 1,630,623
ASUR Aiports
Disclosure by geographical areas:
Goodwill	672,538
Goodwill	$ 672,538